Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Account receivable
Beginning balance	$ 38,223	$ 67,482	$ 67,733
(Decrease) increase in the provision	(5,960)	(10,561)	749
Write-off	(277)	(18,698)	(1,000)
Ending balance	31,986	38,223	$ 67,482
Financial assets past due but not impaired
Account receivable
Gross book value	728,552
Collateral	171,265
Beginning balance	38,223
(Decrease) increase in the provision	(5,960)
Write-off	(277)
Ending balance	31,986	38,223
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	692,675
Collateral	169,000
Beginning balance	37,568
(Decrease) increase in the provision	(5,816)
Write-off	(277)
Ending balance	$ 31,475	37,568
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default	0.00%
Loss due to default	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default	100.00%
Loss due to default	100.00%
Financial assets past due but not impaired | Others
Account receivable
Gross book value	$ 35,877
Collateral	2,265
Beginning balance	655
(Decrease) increase in the provision	(144)
Ending balance	$ 511	$ 655
Financial assets past due but not impaired | Others | Bottom of range
Account receivable
Probability of default	0.00%
Loss due to default	0.00%
Financial assets past due but not impaired | Others | Top of range
Account receivable
Probability of default	100.00%
Loss due to default	100.00%